SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Concentrations of credit risk, description	Concentrations of credit risk have been provided for customers and suppliers who individually represent greater than 10% of the applicable measure during the periods stated
Concentration risk, percentage	100.00%
Merger costs		$ 2,010
Asset retirement obligation, accretion expense	$ 33	27	$ 22
Other Noncurrent Liabilities [Member]
Product Information [Line Items]
Asset retirement obligation, accretion expense	233	203
UNITED KINGDOM
Product Information [Line Items]
Long-lived assets	8,796	9,383
SPAIN
Product Information [Line Items]
Long-lived assets	9,328	10,615
IRELAND
Product Information [Line Items]
Long-lived assets	5,899	$ 6,004
UNITED STATES
Product Information [Line Items]
Long-lived assets	$ 1
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Supplier [Member]
Product Information [Line Items]
Concentration risk, percentage	15.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Two Supplier [Member]
Product Information [Line Items]
Concentration risk, percentage	27.00%	32.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Customers [Member]
Product Information [Line Items]
Concentration risk, percentage		45.00%